Portfolio of Investments
Tri-Continental Corporation, March 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 69.8%
Issuer	Shares	Value ($)
Communication Services 6.7%
Diversified Telecommunication Services 1.5%
AT&T, Inc.	325,000	9,837,750
Verizon Communications, Inc.	325,500	18,927,825
Total		28,765,575
Entertainment 0.3%
Activision Blizzard, Inc.	54,300	5,049,900
Interactive Media & Services 4.3%
Alphabet, Inc., Class A(a)	22,575	46,561,389
Facebook, Inc., Class A(a)	118,500	34,901,805
Total		81,463,194
Media 0.6%
Comcast Corp., Class A	90,000	4,869,900
Interpublic Group of Companies, Inc. (The)	204,200	5,962,640
News Corp., Class A	61,800	1,571,574
Total		12,404,114
Total Communication Services		127,682,783
Consumer Discretionary 7.2%
Automobiles 0.3%
Tesla Motors, Inc.(a)	8,100	5,410,233
Hotels, Restaurants & Leisure 0.9%
Darden Restaurants, Inc.	27,000	3,834,000
Hilton Worldwide Holdings, Inc.(a)	38,400	4,643,328
McDonald’s Corp.	11,100	2,487,954
Travel + Leisure Co.	110,000	6,727,600
Total		17,692,882
Household Durables 1.5%
Lennar Corp., Class A	54,600	5,527,158
Newell Brands, Inc.	200,000	5,356,000
PulteGroup, Inc.	237,100	12,433,524
Whirlpool Corp.	25,000	5,508,750
Total		28,825,432
Internet & Direct Marketing Retail 1.8%
Amazon.com, Inc.(a)	7,980	24,690,758
Etsy, Inc.(a)	44,400	8,954,148
Total		33,644,906
Common Stocks (continued)
Issuer	Shares	Value ($)
Multiline Retail 0.8%
Target Corp.	78,700	15,588,109
Specialty Retail 1.9%
Best Buy Co., Inc.	105,200	12,078,012
Home Depot, Inc. (The)	32,000	9,768,000
Lowe’s Companies, Inc.	81,900	15,575,742
Total		37,421,754
Total Consumer Discretionary		138,583,316
Consumer Staples 4.8%
Food & Staples Retailing 1.2%
Kroger Co. (The)	403,300	14,514,767
Walgreens Boots Alliance, Inc.	150,000	8,235,000
Total		22,749,767
Food Products 0.9%
General Mills, Inc.	43,000	2,636,760
JM Smucker Co. (The)	40,000	5,061,200
Kraft Heinz Co. (The)	217,900	8,716,000
Total		16,413,960
Household Products 0.8%
Kimberly-Clark Corp.	56,250	7,821,563
Procter & Gamble Co. (The)	52,000	7,042,360
Total		14,863,923
Tobacco 1.9%
Altria Group, Inc.	376,600	19,266,856
Philip Morris International, Inc.	201,500	17,881,110
Total		37,147,966
Total Consumer Staples		91,175,616
Energy 2.8%
Energy Equipment & Services 0.1%
NOV, Inc.(a)	144,000	1,975,680
Oil, Gas & Consumable Fuels 2.7%
Chesapeake Energy Corp.(a)	3,520	152,733
Chevron Corp.	111,100	11,642,169
EOG Resources, Inc.	163,300	11,844,149
Exxon Mobil Corp.	175,000	9,770,250
HollyFrontier Corp.	218,900	7,832,242
Tri-Continental Corporation | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Tri-Continental Corporation, March 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Kinder Morgan, Inc.	134,300	2,236,095
Valero Energy Corp.	100,000	7,160,000
Total		50,637,638
Total Energy		52,613,318
Financials 9.5%
Banks 3.7%
Citigroup, Inc.	261,900	19,053,225
Citizens Financial Group, Inc.	370,500	16,357,575
JPMorgan Chase & Co.	78,100	11,889,163
PNC Financial Services Group, Inc. (The)	57,500	10,086,075
Regions Financial Corp.	142,900	2,952,314
U.S. Bancorp	87,500	4,839,625
Zions Bancorp	120,000	6,595,200
Total		71,773,177
Capital Markets 3.1%
Ares Capital Corp.	525,000	9,822,750
BlackRock, Inc.	23,750	17,906,550
Morgan Stanley	176,700	13,722,522
S&P Global, Inc.	17,300	6,104,651
T. Rowe Price Group, Inc.	53,200	9,129,120
TCG BDC, Inc.	250,000	3,300,000
Total		59,985,593
Insurance 1.9%
Allstate Corp. (The)	143,800	16,522,620
Arthur J Gallagher & Co.	21,900	2,732,463
Hartford Financial Services Group, Inc. (The)	92,500	6,178,075
MetLife, Inc.	179,500	10,911,805
Total		36,344,963
Mortgage Real Estate Investment Trusts (REITS) 0.8%
Blackstone Mortgage Trust, Inc.	150,000	4,650,000
Starwood Property Trust, Inc.	400,000	9,896,000
Total		14,546,000
Total Financials		182,649,733
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 8.0%
Biotechnology 1.4%
AbbVie, Inc.	164,224	17,772,321
Biogen, Inc.(a)	4,320	1,208,520
BioMarin Pharmaceutical, Inc.(a)	32,000	2,416,320
Vertex Pharmaceuticals, Inc.(a)	23,758	5,105,357
Total		26,502,518
Health Care Equipment & Supplies 1.4%
Abbott Laboratories	163,900	19,641,776
Dentsply Sirona, Inc.	93,660	5,976,444
Hologic, Inc.(a)	10,900	810,742
Total		26,428,962
Health Care Providers & Services 1.4%
Cardinal Health, Inc.	46,400	2,818,800
HCA Healthcare, Inc.	65,700	12,373,938
Humana, Inc.	12,700	5,324,475
McKesson Corp.	32,900	6,416,816
Total		26,934,029
Pharmaceuticals 3.8%
Amryt Pharma PLC, ADR(a)	100,000	1,393,000
Bristol-Myers Squibb Co.	372,600	23,522,238
Johnson & Johnson	133,900	22,006,465
Merck & Co., Inc.	77,900	6,005,311
Pfizer, Inc.	561,700	20,350,391
Total		73,277,405
Total Health Care		153,142,914
Industrials 6.4%
Aerospace & Defense 0.5%
Raytheon Technologies Corp.	130,000	10,045,100
Air Freight & Logistics 1.2%
United Parcel Service, Inc., Class B	129,700	22,047,703
Airlines 0.1%
Delta Air Lines, Inc.(a)	25,700	1,240,796
Southwest Airlines Co.(a)	23,700	1,447,122
Total		2,687,918
Construction & Engineering 0.5%
Quanta Services, Inc.	108,300	9,528,234

2	Tri-Continental Corporation | Quarterly Report 2021

Portfolio of Investments   (continued)
Tri-Continental Corporation, March 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 1.3%
Eaton Corp. PLC	173,700	24,019,236
Machinery 2.2%
Caterpillar, Inc.	32,500	7,535,775
Deere & Co.	55,200	20,652,528
Parker-Hannifin Corp.	30,500	9,620,615
Snap-On, Inc.	18,700	4,314,838
Total		42,123,756
Professional Services 0.2%
Robert Half International, Inc.	45,300	3,536,571
Road & Rail 0.4%
Norfolk Southern Corp.	31,800	8,538,936
Total Industrials		122,527,454
Information Technology 17.7%
Communications Equipment 1.7%
Cisco Systems, Inc.	629,300	32,541,103
Electronic Equipment, Instruments & Components 0.8%
Corning, Inc.	190,000	8,266,900
Vishay Intertechnology, Inc.	260,000	6,260,800
Total		14,527,700
IT Services 2.2%
Accenture PLC, Class A	7,000	1,933,750
International Business Machines Corp.	75,000	9,994,500
MasterCard, Inc., Class A	63,600	22,644,780
VeriSign, Inc.(a)	36,300	7,214,988
Total		41,788,018
Semiconductors & Semiconductor Equipment 3.9%
Advanced Micro Devices, Inc.(a)	61,100	4,796,350
Applied Materials, Inc.	14,500	1,937,200
Broadcom, Inc.	76,800	35,609,088
Intel Corp.	338,800	21,683,200
Texas Instruments, Inc.	55,000	10,394,450
Total		74,420,288
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 5.4%
Adobe, Inc.(a)	26,400	12,549,768
Autodesk, Inc.(a)	59,400	16,462,710
Cadence Design Systems, Inc.(a)	12,900	1,767,171
Fortinet, Inc.(a)	95,600	17,630,552
Microsoft Corp.	203,400	47,955,618
NortonLifeLock, Inc.	350,000	7,441,000
Total		103,806,819
Technology Hardware, Storage & Peripherals 3.7%
Apple, Inc.(b)	444,300	54,271,245
HP, Inc.	325,000	10,318,750
Seagate Technology PLC	90,000	6,907,500
Total		71,497,495
Total Information Technology		338,581,423
Materials 2.1%
Chemicals 1.7%
Dow, Inc.	432,200	27,634,868
Nutrien Ltd.	100,000	5,389,000
Total		33,023,868
Containers & Packaging 0.1%
International Paper Co.	33,700	1,822,159
Metals & Mining 0.3%
Newmont Corp.	53,500	3,224,445
Nucor Corp.	25,100	2,014,777
Total		5,239,222
Total Materials		40,085,249
Real Estate 2.6%
Equity Real Estate Investment Trusts (REITS) 2.6%
Crown Castle International Corp.	30,000	5,163,900
Equinix, Inc.	7,200	4,893,048
Life Storage, Inc.	60,000	5,157,000
Medical Properties Trust, Inc.	450,000	9,576,000
Public Storage	5,600	1,381,856
VICI Properties, Inc.	180,000	5,083,200
Welltower, Inc.	67,500	4,835,025
Weyerhaeuser Co.	394,900	14,058,440
Total		50,148,469
Total Real Estate		50,148,469

Tri-Continental Corporation | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Tri-Continental Corporation, March 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 2.0%
Electric Utilities 1.7%
Duke Energy Corp.	55,000	5,309,150
Edison International	125,000	7,325,000
Exelon Corp.	81,800	3,577,932
NRG Energy, Inc.	285,700	10,779,461
Pinnacle West Capital Corp.	60,000	4,881,000
Total		31,872,543
Independent Power and Renewable Electricity Producers 0.2%
AES Corp. (The)	160,100	4,292,281
Multi-Utilities 0.1%
DTE Energy Co.	9,700	1,291,458
Total Utilities		37,456,282
Total Common Stocks (Cost $974,555,049)		1,334,646,557

Convertible Bonds 7.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.4%
Air Canada(c)
07/01/2025	4.000%	5,500,000	8,669,375
Cable and Satellite 0.5%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	9,500,000	9,132,350
Consumer Cyclical Services 0.3%
Zillow Group, Inc.
05/15/2025	2.750%	2,700,000	5,602,500
Health Care 0.6%
CONMED Corp.
02/01/2024	2.625%	3,100,000	4,845,671
Invacare Corp.
11/15/2024	5.000%	4,000,000	3,868,850
Novavax, Inc.
02/01/2023	3.750%	1,300,000	2,145,364
Total			10,859,885
Home Construction 0.2%
SunPower Corp.
01/15/2023	4.000%	2,500,000	3,932,813
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Independent Energy —%
Chesapeake Energy Escrow(d),(e)
09/15/2026	0.000%	9,000,000	0
Leisure 0.7%
NCL Corp., Ltd.(c)
08/01/2025	5.375%	4,000,000	6,922,000
Royal Caribbean Cruises Ltd(c)
06/15/2023	4.250%	4,200,000	5,903,100
Total			12,825,100
Media and Entertainment 0.2%
fuboTV, Inc.(c)
02/15/2026	3.250%	5,000,000	4,284,375
Metals and Mining 0.1%
Ivanhoe Mines Ltd.(c)
04/15/2026	2.500%	1,136,000	1,164,229
Other Financial Institutions 0.3%
RWT Holdings, Inc.
10/01/2025	5.750%	6,750,000	6,725,025
Other REIT 0.8%
Blackstone Mortgage Trust, Inc.
05/05/2022	4.375%	4,800,000	4,905,120
PennyMac Corp.(c)
03/15/2026	5.500%	9,500,000	9,690,000
Total			14,595,120
Pharmaceuticals 2.1%
Aegerion Pharmaceuticals, Inc.(c)
04/01/2025	5.000%	1,687,570	2,134,776
Aerie Pharmaceuticals, Inc.
10/01/2024	1.500%	5,500,000	5,653,581
Bridgebio Pharma, Inc.(c)
02/01/2029	2.250%	4,500,000	4,274,545
Clovis Oncology, Inc.
05/01/2025	1.250%	9,300,000	7,027,229
Insmed, Inc.
01/15/2025	1.750%	4,000,000	4,452,400
Intercept Pharmaceuticals, Inc.
07/01/2023	3.250%	9,000,000	7,324,200
Radius Health, Inc.
09/01/2024	3.000%	5,700,000	5,293,875
Tilray, Inc.
10/01/2023	5.000%	5,250,000	4,820,156
Total			40,980,762

4	Tri-Continental Corporation | Quarterly Report 2021

Portfolio of Investments   (continued)
Tri-Continental Corporation, March 31, 2021 (Unaudited)
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Property & Casualty 0.2%
MGIC Investment Corp.(c),(f)
Junior Subordinated
04/01/2063	9.000%	3,011,000	4,033,129
Retailers 1.0%
American Eagle Outfitters, Inc.(c)
04/15/2025	3.750%	2,000,000	6,852,500
Dick’s Sporting Goods, Inc.(c)
04/15/2025	3.250%	2,500,000	5,728,125
Guess?, Inc.
04/15/2024	2.000%	5,000,000	5,693,627
Total			18,274,252
Technology 0.5%
1Life Healthcare, Inc.(c)
06/15/2025	3.000%	4,000,000	4,772,400
Avaya Holdings Corp.
06/15/2023	2.250%	4,000,000	4,936,000
Total			9,708,400
Total Convertible Bonds (Cost $126,110,610)			150,787,315

Convertible Preferred Stocks 6.4%
Issuer		Shares	Value ($)
Communication Services 0.4%
Diversified Telecommunication Services 0.2%
2020 Cash Mandatory Exchangeable Trust(c)	5.250%	4,100	4,611,065
Media 0.2%
ViacomCBS, Inc.	5.750%	54,700	3,650,950
Total Communication Services			8,262,015
Consumer Discretionary 0.4%
Auto Components 0.4%
Aptiv PLC	5.500%	42,500	6,710,325
Total Consumer Discretionary			6,710,325
Consumer Staples 0.2%
Household Products 0.2%
Energizer Holdings, Inc.	7.500%	50,000	4,653,070
Total Consumer Staples			4,653,070
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Financials 0.5%
Capital Markets 0.5%
AMG Capital Trust II	5.150%	80,000	4,415,000
KKR & Co., Inc.	6.000%	75,000	4,998,750
Total			9,413,750
Total Financials			9,413,750
Health Care 1.4%
Health Care Equipment & Supplies 1.0%
Becton Dickinson and Co.	6.000%	130,000	6,978,400
Boston Scientific Corp.	5.500%	45,000	4,834,125
Danaher Corp.	4.750%	4,800	7,361,782
Total			19,174,307
Life Sciences Tools & Services 0.4%
Avantor, Inc.	6.250%	80,000	7,221,600
Total Health Care			26,395,907
Industrials 0.5%
Machinery 0.5%
Stanley Black & Decker, Inc.	5.250%	87,500	10,323,250
Total Industrials			10,323,250
Information Technology 0.6%
Electronic Equipment, Instruments & Components 0.3%
II-VI, Inc.	6.000%	24,000	6,872,640
IT Services 0.3%
Sabre Corp.	6.500%	27,000	5,061,150
Total Information Technology			11,933,790
Real Estate 0.3%
Equity Real Estate Investment Trusts (REITS) 0.3%
QTS Realty Trust, Inc.	6.500%	34,500	4,838,970
Total Real Estate			4,838,970
Utilities 2.1%
Electric Utilities 0.5%
NextEra Energy, Inc.	6.219%	195,000	9,672,000
Gas Utilities 0.8%
South Jersey Industries, Inc.	8.750%	140,000	6,933,774
Spire, Inc.	7.500%	140,000	7,581,523
Total			14,515,297

Tri-Continental Corporation | Quarterly Report 2021	5

Portfolio of Investments   (continued)
Tri-Continental Corporation, March 31, 2021 (Unaudited)
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Multi-Utilities 0.8%
DTE Energy Co.	6.250%	300,000	14,907,000
Total Utilities			39,094,297
Total Convertible Preferred Stocks (Cost $108,746,526)			121,625,374

Corporate Bonds & Notes 13.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.6%
Rolls-Royce PLC(c)
10/15/2027	5.750%	4,667,000	4,964,382
Spirit AeroSystems, Inc.(c)
04/15/2025	7.500%	6,300,000	6,770,770
Total			11,735,152
Airlines 0.1%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(c)
04/20/2026	5.500%	2,459,000	2,557,782
Cable and Satellite 0.4%
Gogo Intermediate Holdings LLC/Finance Co., Inc.(c)
05/01/2024	9.875%	4,200,000	4,421,502
Telesat Canada/LLC(c)
10/15/2027	6.500%	2,286,000	2,287,923
Total			6,709,425
Chemicals 0.5%
Innophos Holdings, Inc.(c)
02/15/2028	9.375%	4,300,000	4,647,839
Starfruit Finco BV/US Holdco LLC(c)
10/01/2026	8.000%	4,600,000	4,894,281
Total			9,542,120
Consumer Cyclical Services 0.3%
Uber Technologies, Inc.(c)
09/15/2027	7.500%	2,100,000	2,320,448
01/15/2028	6.250%	2,365,000	2,574,196
Total			4,894,644
Consumer Products 0.1%
Mattel, Inc.
10/01/2040	6.200%	1,430,000	1,677,783
11/01/2041	5.450%	745,000	819,179
Total			2,496,962
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Finance Companies 0.8%
Fortress Transportation and Infrastructure Investors LLC(c)
10/01/2025	6.500%	6,000,000	6,273,586
08/01/2027	9.750%	2,760,000	3,144,013
Springleaf Finance Corp.
03/15/2025	6.875%	5,700,000	6,488,124
Total			15,905,723
Food and Beverage 0.7%
Chobani LLC/Finance Corp., Inc.(c)
04/15/2025	7.500%	4,197,000	4,362,681
Triton Water Holdings, Inc.(c)
04/01/2029	6.250%	2,442,000	2,489,603
United Natural Foods, Inc.(c)
10/15/2028	6.750%	5,580,000	5,956,502
Total			12,808,786
Gaming 0.2%
Colt Merger Sub, Inc.(c)
07/01/2027	8.125%	4,106,000	4,518,204
Health Care 0.8%
Quotient Ltd.(c),(d),(e)
04/15/2024	12.000%	2,170,000	2,170,000
04/15/2024	12.000%	930,000	930,000
Surgery Center Holdings, Inc.(c)
07/01/2025	6.750%	6,100,000	6,234,867
Tenet Healthcare Corp.(c)
10/01/2028	6.125%	5,979,000	6,229,097
Total			15,563,964
Independent Energy 1.0%
Indigo Natural Resources LLC(c)
02/01/2029	5.375%	9,663,000	9,518,527
Occidental Petroleum Corp.
07/15/2044	4.500%	5,700,000	4,852,434
04/15/2046	4.400%	5,700,000	4,878,068
Total			19,249,029
Leisure 0.7%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(c)
10/01/2028	6.500%	4,100,000	4,391,849
NCL Corp., Ltd.(c)
05/15/2024	12.250%	3,700,000	4,479,006
Royal Caribbean Cruises Ltd.(c)
06/15/2023	9.125%	4,272,000	4,704,918
Total			13,575,773

6	Tri-Continental Corporation | Quarterly Report 2021

Portfolio of Investments   (continued)
Tri-Continental Corporation, March 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Media and Entertainment 1.1%
Clear Channel Outdoor Holdings, Inc.(c)
04/15/2028	7.750%	9,500,000	9,414,813
Lions Gate Capital Holdings LLC(c),(g)
04/15/2029	5.500%	11,500,000	11,488,945
Total			20,903,758
Metals and Mining 0.4%
CONSOL Energy, Inc.(c)
11/15/2025	11.000%	4,600,000	4,254,510
Warrior Met Coal, Inc.(c)
11/01/2024	8.000%	3,832,000	3,931,919
Total			8,186,429
Midstream 0.2%
Rockpoint Gas Storage Canada Ltd.(c)
03/31/2023	7.000%	4,216,000	4,264,131
Oil Field Services 0.2%
Nabors Industries Ltd.(c)
01/15/2026	7.250%	3,447,000	2,904,412
01/15/2028	7.500%	1,754,000	1,440,747
Total			4,345,159
Other Industry 0.4%
WeWork Companies, Inc.(c)
05/01/2025	7.875%	7,700,000	7,657,800
Packaging 1.3%
ARD Finance SA(c),(h)
06/30/2027	6.500%	8,000,000	8,396,739
BWAY Holding Co.(c)
04/15/2025	7.250%	8,500,000	8,492,967
Novolex(c)
01/15/2025	6.875%	7,290,000	7,400,451
Total			24,290,157
Pharmaceuticals 0.5%
Bausch Health Companies, Inc.(c)
01/30/2028	5.000%	1,228,000	1,251,938
01/30/2030	5.250%	8,028,000	8,062,397
Total			9,314,335
Restaurants 0.5%
Dave & Buster’s, Inc.(c)
11/01/2025	7.625%	4,200,000	4,489,555
IRB Holding Corp.(c)
02/15/2026	6.750%	4,200,000	4,345,603
Total			8,835,158
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Retailers 0.5%
Academy Ltd.(c)
11/15/2027	6.000%	4,667,000	4,923,685
L Brands, Inc.(c)
10/01/2030	6.625%	4,200,000	4,794,011
Total			9,717,696
Supermarkets 0.3%
Safeway, Inc.
02/01/2031	7.250%	4,512,000	5,240,318
Technology 1.3%
Avaya, Inc.(c)
09/15/2028	6.125%	4,509,000	4,790,771
Diebold Nixdorf, Inc.(c)
07/15/2025	9.375%	2,300,000	2,559,473
Diebold, Inc.
04/15/2024	8.500%	6,600,000	6,743,306
Rocket Software, Inc.(c)
02/15/2029	6.500%	7,175,000	7,235,952
Sabre GLBL, Inc.(c)
04/15/2025	9.250%	1,800,000	2,150,076
09/01/2025	7.375%	923,000	1,007,175
Total			24,486,753
Wirelines 0.2%
Front Range BidCo, Inc.(c)
03/01/2028	6.125%	4,500,000	4,623,710
Total Corporate Bonds & Notes (Cost $242,417,922)			251,422,968

Limited Partnerships 0.6%
Issuer	Shares	Value ($)
Energy 0.6%
Oil, Gas & Consumable Fuels 0.6%
Enviva Partners LP	90,000	4,349,700
Rattler Midstream LP	450,000	4,783,500
Summit Midstream Partners LP(a)	112,000	2,639,840
Total		11,773,040
Total Energy		11,773,040
Total Limited Partnerships (Cost $17,460,283)		11,773,040

Tri-Continental Corporation | Quarterly Report 2021	7

Portfolio of Investments   (continued)
Tri-Continental Corporation, March 31, 2021 (Unaudited)
Preferred Debt 0.4%
Issuer	Coupon Rate	Shares	Value ($)
Banking 0.2%
Citigroup Capital XIII(f)
10/30/2040	6.582%	145,000	3,900,500
Finance Companies 0.2%
GMAC Capital Trust I(f)
02/15/2040	5.983%	160,000	4,076,800
Total Preferred Debt (Cost $7,843,901)			7,977,300

Senior Loans 0.4%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Oil Field Services 0.4%
BCP Raptor LLC/EagleClaw Midstream Ventures(i),(j)
Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 06/24/2024	5.250%	7,723,860	7,419,231
Total Senior Loans (Cost $7,662,521)			7,419,231
Warrants 0.0%
Issuer	Shares	Value ($)
Energy 0.0%
Oil, Gas & Consumable Fuels 0.0%
Chesapeake Energy Corp.(a)	6,642	111,585
Goodrich Petroleum Corp.(a),(d),(e)	16,334	0
Total		111,585
Total Energy		111,585
Total Warrants (Cost $116,235)		111,585

Money Market Funds 1.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.067%(k),(l)	29,009,942	29,007,041
Total Money Market Funds (Cost $29,006,652)		29,007,041
Total Investments in Securities (Cost: $1,513,919,699)		1,914,770,411
Other Assets & Liabilities, Net		(1,749,463)
Net Assets		1,913,020,948

At March 31, 2021, securities and/or cash totaling $1,977,609 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	99	06/2021	USD	19,638,630	197,507	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2021, the total value of these securities amounted to $289,763,375, which represents 15.15% of total net assets.
(d)	Represents fair value as determined in good faith under procedures approved by the Board of Directors. At March 31, 2021, the total value of these securities amounted to $3,100,000, which represents 0.16% of total net assets.
(e)	Valuation based on significant unobservable inputs.
(f)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2021.
(g)	Represents a security purchased on a when-issued basis.
(h)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(i)	The stated interest rate represents the weighted average interest rate at March 31, 2021 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
8	Tri-Continental Corporation | Quarterly Report 2021

Portfolio of Investments   (continued)
Tri-Continental Corporation, March 31, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
(j)	Variable rate security. The interest rate shown was the current rate as of March 31, 2021.
(k)	The rate shown is the seven-day current annualized yield at March 31, 2021.
(l)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.067%
	30,450,397	105,090,154	(106,533,510)	—	29,007,041	—	6,341	29,009,942
Abbreviation Legend
ADR	American Depositary Receipt
LIBOR	London Interbank Offered Rate
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Tri-Continental Corporation | Quarterly Report 2021	9

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT240_12_L01_(05/21)